Notes to the Profit or Loss Statement - Impairment of Goodwill (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Impairment of goodwill	€ 1,619,233	€ 0	€ 230,714,620